                         SURVIVORSHIP FLEXIBLE PREMIUM
                  ADJUSTABLE VARIABLE LIFE INSURANCE POLICIES

             ISSUED BY MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                        Supplement dated August 30, 1999
                          Prospectus dated May 1, 1999


The Prospectus for the Policy is revised to change the name of one Division of the Separate Account, effective as of the date of this Supplement.

This change is being made in order to maintain consistency between the name of the Divisions and the names of the investment funds in which the Divisions invest. See page 15 of the Prospectus for more information about the Divisions and the investment funds.

Listed below are the "old" name and "new" name of the Division, along with the name of the associated investment fund.

Old Division Name        New Division Name         Investment Fund
-----------------        -----------------         ---------------
Oppenheimer Growth       Oppenheimer Capital       Oppenheimer Capital
                           Appreciation              Appreciation Fund/VA

The name of the investment fund listed above was previously changed to its current name as of May 1, 1999. This information was previously communicated and still appears in the footnotes to the tables in the attached pages.

No Impact on Policy Transactions

Net Premium allocations will not be affected. Current allocations to the Division that invests in the fund listed above will continue to go to the Division that invests in that same fund, even though the name of the Division has changed. These allocations will not change without your written instructions.

Similarly, deductions made from the Account Value of the Policy, and all other Policy transactions, will not be affected.

Revised Prospectus Pages

Revisions to certain pages of the Prospectus for the Policy are as follows:

1. The fourth paragraph of Page 1 is revised to clarify the distinction between Divisions and investment funds.

2. Two footnotes on Page 5 are changed. The first one is revised to indicate the name change of the Division.

3. The Chart footnotes on Page 18 of Section III, Investment Options, have been similarly revised. The second one corrects an error in the name of the Oppenheimer Aggressive Growth Division.

4. The footnotes to Tables 1 and 2 (continued) in Appendix C (Pages 34 and 36) also have been similarly revised.

--------------------------------------------------------------------------------
August 30, 1999                                                      Li2200-99.1

Survivorship Flexible Premium Adjustable
Variable Life Insurance Policies*

Issued by Massachusetts Mutual Life Insurance Company

This Prospectus describes a survivorship life insurance policy (the "Policy") offered by Massachusetts Mutual Life Insurance Company ("MassMutual"). While the Policy is in force, it provides lifetime insurance protection on the two Insureds named in the Policy. It pays a Death Benefit at the death of the last surviving Insured (the "second death").

In this Prospectus, "you" and "your" refer to the Owner of the Policy. "We," "us," and "our" refer to MassMutual.

The Policy provides premium payment and Death Benefit flexibility. It permits you to vary the frequency and amount of premium payments and to increase or decrease the Death Benefit. This flexibility allows you to meet changing insurance needs under a single insurance policy.

You may allocate Net Premiums and Account Value among the Divisions of the Separate Account offered under this Policy and a Guaranteed Principal Account (the "GPA"). Each Division invests in shares of a designated investment fund. Currently, the following funds are available under this Policy.

MML Trust                          Oppenheimer Trust                               Variable Insurance Products Fund II
---------                          -----------------                               -----------------------------------
MML Equity Fund                    Oppenheimer Capital Appreciation Fund/VA        VIP II Contrafund Portfolio
MML Managed Bond Fund              Oppenheimer Aggressive Growth Fund/VA
MML Money Market Fund              Oppenheimer Global Securities Fund/VA
MML Blend Fund                     Oppenheimer Strategic Bond Fund/VA              T. Rowe Price Equity Series, Inc.
                                                                                   ---------------------------------
MML Equity Index Fund                                                              T. Rowe Price Mid-Cap Growth Portfolio
MML Small Cap Value Equity
         Fund                      American Century Variable
                                   Portfolios, Inc.
                                   ----------------
                                   American Century VP Income & Growth

You bear the investment risk of any Account Value allocated to the investment funds. The Death Benefit may vary, and the Net Surrender Value will vary, depending on the investment performance of the funds.

This Policy is not a deposit or obligation of, or guaranteed or endorsed by, any financial institution. It is not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency. It is also subject to investment risks, including loss of the principal amount invested.

We service the Policy at our Administrative Office located at 1295 State Street, Springfield, Massachusetts 01111-0001. Our telephone number is (413) 788-8411. Our Home Office is located in Springfield, Massachusetts.

This Policy provides insurance protection. It is not a way to invest in mutual funds. Replacing an existing life insurance policy with this Policy may not be to your advantage.

Please read this prospectus and keep it for further reference.

Neither the United States Securities and Exchange Commission nor any state securities commission has approved this Prospectus or determined that it is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus is valid only when accompanied by the prospectuses for the investment funds. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that is filed with the Commission.

This Prospectus is not an offer to sell the Policy in any jurisdiction where it is illegal to offer the Policy or to anyone to whom it is illegal to offer the Policy.

                            EFFECTIVE AUGUST 30, 1999

*Title may vary in some jurisdictions.

                           INVESTMENT MANAGEMENT FEES
                               AND OTHER EXPENSES

Total fund operating expenses expressed as a percentage of average net assets for the year ended December 31, 1998.

                                                                          Total Fund
                                       Management          Other          Operating
    Fund Name                             Fees            Expenses         Expenses
---------------------------------   ---------------  ---------------   ---------------
  MML Equity Fund                         0.37%            0.00%             0.37%

  MML Managed Bond Fund                   0.45%            0.03%             0.48%

  MML Blend Fund                          0.37%            0.00%             0.37%

  MML Money Market  Fund                  0.46%            0.03%             0.49%

  MML Equity Index Fund                   0.30%            0.20%             0.50%

  MML Small Cap Value Equity
  Fund                                    0.39%            0.05%             0.44%

  Oppenheimer Capital
  Appreciation Fund/VA +                  0.72%            0.03%             0.75%

  Oppenheimer Aggressive Growth
  Fund/VA ++                              0.69%            0.02%             0.71%

  Oppenheimer Global Securities
  Fund/VA                                 0.68%            0.06%             0.74%

  Oppenheimer Strategic Bond
  Fund/VA                                 0.74%            0.06%             0.80%

  VIP II Contrafund Portfolio*            0.59%            0.07%             0.66%

  T. Rowe Price Mid-Cap Growth
  Portfolio                               0.85%            0.00%             0.85%

  American Century VP Income &
  Growth                                 N/A              N/A                0.70%
--------------------------------------------------------------------------------------

     + The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Capital Appreciation Fund/VA. Prior to May 1, 1999, the Oppenheimer Capital Appreciation Fund/VA was called the Oppenheimer Growth Fund. Prior to August 30, 1999, the Oppenheimer Capital Appreciation Division was called the Oppenheimer Growth Division.

     ++ The Oppenheimer Aggressive Growth Division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund/VA was called the Oppenheimer Capital Appreciation Fund.

     *A portion of the brokerage commissions that Contrafund pays was used to reduce the Other Expenses for the Fund. In addition, Contrafund, or the investment manager on behalf of the Fund, entered into an arrangement with a Fund custodian whereby credits realized as a result of non-invested cash balances were used to reduce custodian expenses. Without such reductions, the Other Expenses would have been 0.11%, increasing the Total Fund Operating Expenses to 0.70%.


                                                                  Introduction 5

                                                   INVESTMENT PREFERENCE CHART*
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Oppenheimer Global Securities Fund/VA
                                                                          VIP II Contrafund Portfolio
                                                                        Oppenheimer Aggressive Growth Fund/VA ++
                                                                     MML Small Cap Value Equity Fund
                                                                 T. Rowe Price Mid-Cap Growth Portfolio
                                                               Oppenheimer Capital Appreciation Fund/VA +
                                                            MML Equity Index Fund
                                                     American Century VP Income & Growth
                                                 MML Equity Fund
                                             MML Blend Fund
                                       Oppenheimer Strategic Bond Fund/VA
                             MML Managed Bond Fund
              MML Money Market Fund
Guaranteed Principal Account
----------------------------------------------------------------------------------------------------------------------------------
Conservative            Less Conservative           Moderate               Aggressive            More Aggressive

Conservative: Investment goal is preservation of principal, while incurring little risk.

Less Conservative: Investment goal is primarily preservation of principal, with some desire for growth.

Moderate: Investment goal is growth, while seeking some preservation of principal.

Aggressive: Investment goal is growth, with more tolerance for risk.

More Aggressive: Investment goal is significant growth over the long-term, with greater tolerance for risk.

+ The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Capital Appreciation Fund/VA. Prior to May 1, 1999, the Oppenheimer Capital Appreciation Fund/VA was called the Oppenheimer Growth Fund. Prior to August 30, 1999, the Oppenheimer Capital Appreciation Division was called the Oppenheimer Growth Division.

++ The Oppenheimer Aggressive Growth Division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund/VA was called the Oppenheimer Capital Appreciation Fund.

*This chart is provided by Massachusetts Mutual Life Insurance Company. It does not necessarily reflect the opinion of the underlying fund managers.


MML Money Market Fund

MML Money Market Fund seeks to maximize current income, to preserve capital, and to maintain liquidity by investing in money market instruments.

MML Managed Bond Fund

MML Managed Bond Fund seeks a high rate of return, consistent with capital preservation, by investing primarily in investment grade, publicly traded, fixed income securities.

Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA is a mutual fund that seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund invests in three market sectors: debt securities of foreign government and companies, U.S. Government securities, and lower-rated, high-yield securities of U.S. companies.

MML Blend Fund

MML Blend Fund seeks a high total rate of return over time, consistent with prudent investment risk and capital preservation, by investing in equity, fixed income and money market securities.

Sub-adviser to the equity sector of the Fund is David L. Babson & Company, Inc.

MML Equity Fund

MML Equity Fund seeks to achieve a superior rate of return over time from both capital appreciation and current income and to preserve capital by investing in equity securities.

Sub-adviser to the Fund is David L. Babson & Company, Inc.


18 Investment Options

                                     TABLE 1

                        EFFECTIVE ANNUAL RATES OF RETURN
                             AS OF DECEMBER 31, 1998

                                                Since
Fund                                          Inception      15 Years      10 Years      5 Years        1 Year
-------------------------------------------- ------------- ------------- ------------- ------------- -------------
MML Equity                                      14.84%        15.76%        16.39%        19.66%        16.20%
MML Managed Bond                                10.24%        10.16%         9.19%         7.07%         8.14%
MML Blend                                       13.67%         ---          13.70%        14.60%        13.56%
MML Money Market                                 6.66%         6.16%         5.41%         4.95%         5.16%
MML Equity Index                                31.03%         ---           ---           ---          28.22%
MML Small Cap Value Equity                     (23.88%)        ---           ---           ---         (23.88%)*
Oppenheimer Capital Appreciation+               16.03%         ---          16.85%        22.10%        24.00%
Oppenheimer Aggressive Growth++                 15.07%         ---          16.12%        13.06%        12.36%
Oppenheimer Global Securities                   12.49%         ---           ---           9.67%        14.11%
Oppenheimer Strategic Bond                       6.79%         ---           ---           6.83%         2.90%
VIP II Contrafund Portfolio                     28.62%         ---           ---           ---          29.98%
T. Rowe Price Mid-Cap Growth Portfolio          20.43%         ---           ---           ---          22.08%
American Century VP Income & Growth             30.68%         ---           ---           ---          26.87%
------------------------------------------------------------------------------------------------------------------

     The figures in this Table do not reflect any charges at the Separate Account or Policy level.

     + The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Capital Appreciation Fund/VA. Prior to May 1, 1999, the Oppenheimer Capital Appreciation Fund/VA was called the Oppenheimer Growth Fund. Prior to August 30, 1999, the Oppenheimer Capital Appreciation Division was called the Oppenheimer Growth Division.

     ++ The Oppenheimer Aggressive Growth Division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund/VA was called the Oppenheimer Capital Appreciation Fund.

     *Since inception.

   Dates of inception:
   MML Equity Fund - 9/15/71                         Oppenheimer Capital Appreciation Fund/VA - 4/3/85
   MML Managed Bond Fund - 12/16/81                  Oppenheimer Aggressive Growth Fund/VA - 8/15/86
   MML Money Market Fund - 12/16/81                  Oppenheimer Global Securities Fund/VA - 11/12/90
   MML Blend Fund - 2/3/84                           Oppenheimer Strategic Bond Fund/VA - 5/3/93
   MML Equity Index Fund - 5/1/97                    VIP II Contrafund Portfolio - 1/3/95
   MML Small Cap Value Equity Fund - 6/1/98          T. Rowe Price Mid-Cap Growth Portfolio - 12/31/96
                                                     American Century VP Income & Growth - 10/30/97

34 Appendix C

                             ONE YEAR TOTAL RETURNS

                                                                                            T. Rowe Price      American
              Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer        VIP II         Mid Cap         Century
Year Ended      Capital        Aggressive       Global      Strategic Bond    Contrafund        Growth       VP Income &
             Appreciation +  Growth ++        Securities                      Portfolio       Portfolio         Growth
------------ --------------- --------------- -------------- --------------- --------------- --------------- ---------------
1998              24.00%          12.36%          14.11%          2.90%          29.98%          22.08%          26.87%
1997              26.69%          11.67%          22.42%          8.71%          24.14%          18.80%*          7.8%*
1996              25.20%          20.23%          17.80%         12.07%          21.22%            --              --
1995              36.66%          32.52%           2.24%         15.33%          39.72%*           --              --
1994               0.97%          (7.59%)         (5.72%)        (3.78%)           --              --              --
1993               7.25%          27.32%          70.32%          4.25%*           --              --              --
1992              14.53%          15.42%          (7.11%)          --              --              --              --
1991              25.54%          54.72%           3.39%           --              --              --              --
1990              (8.21%)        (16.82%)          0.40%*          --              --              --              --
1989              23.59%          27.57%            --             --              --              --              --
1988              22.09%          13.41%            --             --              --              --              --
1987               3.31%          14.34%            --             --              --              --              --
1986              17.76%          (1.65%)*          --             --              --              --              --
1985               9.50%*           --              --             --              --              --              --
1984                --              --              --             --              --              --              --
1983                --              --              --             --              --              --              --
1982                --              --              --             --              --              --              --
1981                --              --              --             --              --              --              --
1980                --              --              --             --              --              --              --
1979                --              --              --             --              --              --              --
1978                --              --              --             --              --              --              --
1977                --              --              --             --              --              --              --
1976                --              --              --             --              --              --              --
1975                --              --              --             --              --              --              --
1974                --              --              --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------

The figures in this Table do not reflect any charges at the Separate Account or Policy level.

+ The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Capital Appreciation Fund/VA. Prior to May 1, 1999, the Oppenheimer Capital Appreciation Fund/VA was called the Oppenheimer Growth Fund. Prior to August 30, 1999, the Oppenheimer Capital Appreciation Division was called the Oppenheimer Growth Division.

++ The Oppenheimer Aggressive Growth Division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund/VA was called the Oppenheimer Capital Appreciation Fund.

*Since inception.


Dates of inception:
MML Equity Fund - 9/15/71                            Oppenheimer Capital Appreciation Fund/VA - 4/3/85
MML Managed Bond Fund - 12/16/81                     Oppenheimer Aggressive Growth Fund/VA - 8/15/86
MML Money Market Fund - 12/16/81                     Oppenheimer Global Securities Fund/VA - 11/12/90
MML Blend Fund - 2/3/84                              Oppenheimer Strategic Bond Fund/VA - 5/3/93
MML Equity Index Fund - 5/1/97                       VIP II Contrafund Portfolio - 1/3/95
MML Small Cap Value Equity Fund - 6/1/98             T. Rowe Price Mid-Cap Growth Portfolio - 12/31/96
                                                     American Century VP Income & Growth - 10/30/97

36 Appendix C